UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00749

STONEBRIDGE FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Richard C. Barrett, President

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: May 1, 2011 – July 31, 2011

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS
INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)	July 31, 2011
(Unaudited)

	Shares	Market Value
COMMON STOCKS (99.12%)
CONSUMER DISCRETIONARY - (10.64%)
Automotive Retail (0.50%)
America’s Car-Mart, Inc.**	2,000	$67,680

Casinos & Gaming (4.26%)
WMS Industries, Inc.**	20,650	569,320

Consumer Electronics (1.48%)
Harman International Industries, Inc.	4,750	197,600

Education Services (2.40%)
American Public Education, Inc.**	7,050	321,269

Special Consumer Services (2.00%)
Steiner Leisure Ltd.**	5,500	267,410

TOTAL CONSUMER DISCRETIONARY		1,423,279

ENERGY - (6.22%)
Coal & Consumable Fuels (1.53%)
Cloud Peak Energy, Inc.**	9,200	205,160

Oil & Gas - Drilling (2.03%)
Atwood Oceanics, Inc.**	5,800	270,860

Oil & Gas - Exploration/Production (2.66%)
Brigham Exploration Co.**	6,750	214,650
Kodiak Oil & Gas Corp.**	20,750	140,892

		355,542

TOTAL ENERGY		831,562

FINANCIALS - (10.48%)
Asset Management (2.34%)
Janus Capital Group, Inc.	37,000	312,280

Diversified Financial Services (1.00%)
Higher One Holdings, Inc.**	6,750	133,987

Investment Bank & Brokerage (4.61%)
FXCM, Inc., Class A	32,250	325,725
KBW, Inc.	17,000	290,700

		616,425

Specialized Finance (2.53%)
CBOE Holdings, Inc.	14,700	338,688

TOTAL FINANCIALS		1,401,380

	Shares	Market Value
HEALTH CARE - (19.45%)
Health Care - Equipment (7.02%)
Masimo Corp.	9,500	$263,910
NuVasive, Inc.**	7,250	207,495
Symmetry Medical, Inc.**	22,500	216,675
Volcano Corp.**	8,000	251,280

		939,360

Health Care - Services (2.04%)
HMS Holdings Corp.**	3,600	272,160

Health Care - Supplies (3.01%)
Align Technology, Inc.**	18,300	402,417

Life Science Tools (7.38%)
Luminex Corp.**	31,050	631,868
Parexel International Corp.**	17,300	355,169

		987,037

TOTAL HEALTH CARE		2,600,974

INDUSTRIALS - (17.53%)
Aerospace/Defense (12.28%)
American Science & Engineering, Inc.	4,500	365,085
Curtiss-Wright Corp.	15,750	503,370
Hexcel Corp.**	18,000	430,920
Spirit Aerosystems Holdings, Inc., Class A**	16,750	343,208

		1,642,583

Construction & Engineering (2.74%)
Tutor Perini Corp.	23,250	366,885

Machinery Industrial (1.64%)
Barnes Group, Inc.	9,000	219,150

Research & Consulting (0.87%)
ICF International, Inc.**	5,000	116,800

TOTAL INDUSTRIALS		2,345,418

INFORMATION TECHNOLOGY - (33.34%)
Application Software (5.74%)
Netscout Systems, Inc.**	21,900	333,975
Parametric Technology Corp.**	20,850	433,471

		767,446

Communications Equipment (8.67%)
Aviat Networks, Inc.**	80,500	311,535
Blue Coat Systems, Inc.**	21,225	427,684
Brocade Communications Systems, Inc.**	76,750	420,590

		1,159,809

Computer Storage/Peripherals (1.55%)
Intermec, Inc.**	19,250	207,515

Electronic Equipment (3.30%)
Itron, Inc.**	10,250	441,160

Electronic Manufacturing Services (2.48%)
Multi-Fineline Electronix, Inc.**	16,350	332,069

	Shares	Market Value
Semiconductor Equipment (5.97%)
MEMC Electronic Materials, Inc.**	55,500	$411,810
Rubicon Technology, Inc.**	26,250	386,400

		798,210

Semiconductors (5.63%)
EZchip Semiconductor Ltd.**	2,000	61,780
LSI Corp.**	27,100	199,456
O2Micro International Ltd. - ADR**	22,000	111,760
TriQuint Semiconductor, Inc.**	50,500	379,760

		752,756

TOTAL INFORMATION TECHNOLOGY		4,458,965

MATERIALS - (1.46%)
Chemicals - Commodity (1.46%)
Calgon Carbon Corp.**	13,100	195,059

TOTAL MATERIALS		195,059

TOTAL COMMON STOCKS (Cost $13,884,968)
		13,256,637

MUTUAL FUNDS (0.84%)
Fifth Third U.S. Treasury Money Market Fund (0.01% 7 Day Yield)	111,766	111,766

TOTAL MUTUAL FUNDS (Cost $111,766)		111,766

TOTAL INVESTMENTS (99.96%) (Cost $13,996,734)		$13,368,403

OTHER ASSETS IN EXCESS OF LIABILITIES (0.04%)		5,803

NET ASSETS (100.00%)		$13,374,206

**	Non Income Producing Security.

ADR - American Depositary Receipt

See Notes to Quarterly Statement of Investments.

STATEMENT OF INVESTMENTS
SMALL-CAP GROWTH FUND (SBAGX)	July 31, 2011
(Unaudited)

	Shares	Market Value
COMMON STOCKS (98.97%)
CONSUMER DISCRETIONARY - (10.64%)
Automotive Retail (0.51%)
America’s Car-Mart, Inc.**	900	$30,456

Casinos & Gaming (4.25%)
WMS Industries, Inc.**	9,200	253,644

Consumer Electronics (1.46%)
Harman International Industries, Inc.	2,100	87,360

Education Services (2.38%)
American Public Education, Inc.**	3,125	142,406

Special Consumer Services (2.04%)
Steiner Leisure Ltd.**	2,500	121,550

TOTAL CONSUMER DISCRETIONARY		635,416

ENERGY - (6.22%)
Coal & Consumable Fuels (1.53%)
Cloud Peak Energy, Inc.**	4,100	91,430

Oil & Gas - Drilling (2.04%)
Atwood Oceanics, Inc.**	2,600	121,420

Oil & Gas - Exploration/Production (2.65%)
Brigham Exploration Co.**	3,000	95,400
Kodiak Oil & Gas Corp.**	9,250	62,807

		158,207

TOTAL ENERGY		371,057

FINANCIALS - (10.43%)
Asset Management (2.33%)
Janus Capital Group, Inc.	16,500	139,260

Diversified Financial Services (1.00%)
Higher One Holdings, Inc.**	3,000	59,550

Investment Bank & Brokerage (4.55%)
FXCM, Inc., Class A	14,200	143,420
KBW, Inc.	7,500	128,250

		271,670

Specialized Finance (2.55%)
CBOE Holdings, Inc.	6,600	152,064

TOTAL FINANCIALS		622,544

	Shares	Market Value
HEALTH CARE - (19.48%)
Health Care - Equipment (7.04%)
Masimo Corp.	4,250	$118,065
NuVasive, Inc.**	3,250	93,015
Symmetry Medical, Inc.**	10,000	96,300
Volcano Corp.**	3,600	113,076

		420,456

Health Care - Services (2.03%)
HMS Holdings Corp.**	1,600	120,960

Health Care - Supplies (3.00%)
Align Technology, Inc.**	8,150	179,219

Life Science Tools (7.41%)
Luminex Corp.**	13,900	282,865
Parexel International Corp.**	7,750	159,107

		441,972

TOTAL HEALTH CARE		1,162,607

INDUSTRIALS - (17.53%)
Aerospace/Defense (12.30%)
American Science & Engineering, Inc.	2,025	164,288
Curtiss-Wright Corp.	7,000	223,720
Hexcel Corp.**	8,025	192,119
Spirit Aerosystems Holdings, Inc., Class A**	7,500	153,675

		733,802

Construction & Engineering (2.72%)
Tutor Perini Corp.	10,300	162,534

Machinery Industrial (1.63%)
Barnes Group, Inc.	4,000	97,400

Research & Consulting (0.88%)
ICF International, Inc.**	2,250	52,560

TOTAL INDUSTRIALS		1,046,296

INFORMATION TECHNOLOGY - (33.22%)
Application Software (5.78%)
Netscout Systems, Inc.**	9,800	149,450
Parametric Technology Corp.**	9,400	195,426

		344,876

Communications Equipment (8.61%)
Aviat Networks, Inc.**	35,700	138,159
Blue Coat Systems, Inc.**	9,325	187,899
Brocade Communications Systems, Inc.**	34,250	187,690

		513,748

Computer Storage/Peripherals (1.55%)
Intermec, Inc.**	8,600	92,708

Electronic Equipment (3.25%)
Itron, Inc.**	4,500	193,680

Electronic Manufacturing Services (2.45%)
Multi-Fineline Electronix, Inc.**	7,200	146,232

	Shares	Market Value
Semiconductor Equipment (5.96%)
MEMC Electronic Materials, Inc.**	24,750	$183,645
Rubicon Technology, Inc.**	11,700	172,224

		355,869

Semiconductors (5.62%)
EZchip Semiconductor Ltd.**	900	27,801
LSI Corp.**	12,100	89,056
O2Micro International Ltd. - ADR**	9,750	49,530
TriQuint Semiconductor, Inc.**	22,500	169,200

		335,587

TOTAL INFORMATION TECHNOLOGY		1,982,700

MATERIALS - (1.45%)
Chemicals - Commodity (1.45%)
Calgon Carbon Corp.**	5,825	86,734

TOTAL MATERIALS		86,734

TOTAL COMMON STOCKS (Cost $6,178,467)		5,907,354

MUTUAL FUNDS (1.09%)
Fifth Third U.S. Treasury Money Market Fund
(0.01% 7 Day Yield)	65,414	65,414

TOTAL MUTUAL FUNDS (Cost $65,414)		65,414

TOTAL INVESTMENTS (100.06%) (Cost $6,243,881)		$5,972,768

LIABLITIES IN EXCESS OF OTHER ASSETS (-0.06%)		(3,772)

NET ASSETS (100.00%)		$5,968,996

**	Non Income Producing Security.

ADR - American Depositary Receipt

See Notes to Quarterly Statement of Investments.

Stonebridge Funds Trust

Quarterly Notes to Statements of Investments

July 31, 2011 (Unaudited)

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ net asset value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Fair Value Measurements — In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Stonebridge Funds Trust

Quarterly Notes to Statements of Investments

July 31, 2011 (Unaudited)

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Funds’ investments carried at value:

Institutional Small-Cap Growth Fund (SBSCX)

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,256,637	$–	$–	$13,256,637
Mutual Funds	111,766	–	–	111,766
Total	$13,368,403	$–	$–	$13,368,403

Stonebridge Funds Trust

Quarterly Notes to Statements of Investments

July 31, 2011 (Unaudited)

Small-Cap Growth Fund (SBAGX)

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,907,354	$–	$–	$5,907,354
Mutual Funds	65,414	–	–	65,414
Total	$5,972,768	$–	$–	$5,972,768

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. For the period ended July 31, 2011, there were no significant transfers between Levels 1, 2 or 3 from the valuation input levels used on October 31, 2010.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS:

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, at July 31, 2011 were as follows:

	Stonebridge Institutional Small-Cap Growth Fund	Stonebridge Small-Cap Growth Fund
Gross appreciation (excess of value over tax cost)	$1,000,539	$451,738
Gross depreciation (excess of tax cost over value)	(1,628,870)	(723,276)
Net unrealized depreciation	(628,331)	(271,538)

Cost of investments for income tax purposes	$13,996,734	$6,244,306

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	September 20, 2011

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial Officer

Date:	September 20, 2011